                                                    Registration Nos. 333-102139
                                                                       811-05301

    As filed with the Securities and Exchange Commission on November 9, 2010

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.    [_]                  [_]

     Post-Effective Amendment No.   [14]                 [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No.                  [147]                [X]

                              VARIABLE ACCOUNT I OF
               AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                           (Exact Name of Registrant)

               AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                               (Name of Depositor)

                                 405 King Street
                           Wilmington, Delaware 19801
         (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (713) 831-8470
               (Depositor's Telephone Number, including Area Code)

            NATIONAL UNION FIRE INSURANCE COMPANY OF PITTSBURGH, PA.
                               (Name of Guarantor)
                          175 Water Street, 18th Floor
                            New York, New York 10038

                                 (212) 770-7000
               (Guarantor's Telephone Number, Including Area Code)

                              Lauren W. Jones, Esq.
                                  Chief Counsel
                      American General Life Companies, LLC
                            2929 Allen Parkway, AT-30
                            Houston, Texas 77019-2191
 (Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

     It is proposed that the filing will become effective (check appropriate box)

     [X]  immediately upon filing pursuant to paragraph (b)
     [_]  on (date) pursuant to paragraph (b)
     [_]  60 days after filing pursuant to paragraph (a)(1)
     [_]  on (date) pursuant to paragraph (a)(1)

     If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: (i) Units of interest in Variable Account I of American General Life Insurance Company of Delaware under variable annuity contracts and (ii) a guarantee related to insurance obligations under the variable annuity contracts.

                                      NOTE

Registrant is filing this Post-Effective Amendment to the Registration Statement for the purposes of (i) updating address information of American General Life Insurance Company of Delaware and (ii) incorporating by reference the American International Group, Inc. Current Report on Form 8-K filed on November 5, 2010 into the Statement of Additional Information.

                                     PART A

The Prospectus, dated May 3, 2010, except as amended by the supplement included in Part A, is incorporated into Part A of this Post-Effective Amendment No. 14 by reference to the Registrant's Post-Effective Amendment No. 12, as filed on May 3, 2010 (File No. 333-102139).

A supplement dated November 9, 2010 to the Prospectus is included in Part A of this Post-Effective Amendment No. 14.

               AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                               VARIABLE ACCOUNT I
                   ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY
                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                        SUPPLEMENT DATED NOVEMBER 9, 2010
                                  TO PROSPECTUS
                                DATED MAY 3, 2010

Effective November 9, 2010, American General Life Insurance Company of Delaware ("AGL of Delaware") is amending its AllianceBernstein Ovation Variable Annuity contract prospectus (the "Prospectus") for the sole purpose of updating the home office address for AGL of Delaware.

Beginning on page 37 of the Prospectus, the first paragraph under the subheading "AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE" is replaced in its entirety with the following:

American General Life Insurance Company of Delaware ("AGL of Delaware") is a stock life insurance company initially organized under the laws of Pennsylvania and reorganized under the laws of Delaware. AGL of Delaware home office address is 405 King Street, Wilmington, Delaware 19801. AGL of Delaware was incorporated in 1962. AGL of Delaware is an indirect wholly owned subsidiary of American International Group, Inc. American International Group, Inc., a Delaware corporation, is a holding company which, through its subsidiaries, is primarily engaged in a broad range of insurance and insurance-related activities in the United States and abroad. American General Life Companies is the marketing name for the insurance companies and affiliates comprising the domestic life operations of American International Group, Inc., including AGL of Delaware.

                                     PART B

The Statement of Additional Information, as supplemented, dated May 3, 2010, except as amended by the supplement included in Part B, is incorporated into Part B of this Post-Effective Amendment No. 14 by reference to the Registrant's Post-Effective Amendment No. 12, as filed on May 3, 2010 and Post-Effective Amendment No. 13, as filed on August 27, 2010 (File No. 333-102139).

A supplement dated November 9, 2010 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 14.

               AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                               VARIABLE ACCOUNT I
                   ALLIANCEBERNSTEIN OVATION VARIABLE ANNUITY
                      INDIVIDUAL AND GROUP FLEXIBLE PREMIUM
                       DEFERRED VARIABLE ANNUITY CONTRACTS
                        SUPPLEMENT DATED NOVEMBER 9, 2010
                     TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 3, 2010
                         AS SUPPLEMENTED AUGUST 27, 2010

     Effective November 9, 2010, American General Life Insurance Company of Delaware ("AGL of Delaware") is amending the Statement of Additional Information ("SAI") for the sole purpose of incorporating by reference the American International Group, Inc. Current Report on Form 8-K, filed on November 5, 2010, into the SAI. The financial statements of AGL of Delaware and Variable Account I, included with the SAI filed on May 3, 2010, and the financial statements of National Union Fire Insurance Company of Pittsburgh, Pa., included with the SAI supplement filed on August 27, 2010, are hereby incorporated by reference into this Registration Statement.

     On page 13 of the SAI, delete both paragraphs of the subsection titled "AMERICAN INTERNATIONAL GROUP, INC. FINANCIAL INFORMATION" and replace them with the following new paragraphs:

     The consolidated financial statements and financial statement schedules incorporated into this SAI by reference to American International Group Inc.'s Current Report on Form 8-K dated November 5, 2010 and management's assessment of the effectiveness of internal control over financial reporting incorporated into this SAI by reference to American International Group, Inc.'s Annual Report on Form 10-K for the year ended December 31, 2009 have been so incorporated in reliance upon the report (which contains an explanatory paragraph relating to American International Group, Inc.'s dependence upon the continued financial support of the U.S. government) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

     American International Group, Inc. does not underwrite any insurance contract referenced herein.

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements.

         The following financial statements are incorporated by reference or included herein, as indicated below, to this Registration Statement:

         (1) Audited Financial Statements of Variable Account I of American General Life Insurance Company of Delaware for the year ended December 31, 2009, are incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-102139) of Variable Account I of American General Life Insurance Company of Delaware filed on May 3, 2010.

         (2) Audited Financial Statements of American General Life Insurance Company of Delaware for the years ended December 31, 2009, 2008 and 2007, are incorporated herein by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 333-102139) of Variable Account I of American General Life Insurance Company of Delaware filed on May 3, 2010.

         (3) The statutory statements of admitted assets, liabilities, capital and surplus of National Union Fire Insurance Company of Pittsburgh, Pa. as of December 31, 2009 and 2008, and the related statutory statements of income and changes in capital and surplus and of cash flow for each of the three years in the period ended December 31, 2009 are incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 Registration Statement (File No. 333-102139) of Variable Account I of American General Life Insurance Company of Delaware filed on August 27, 2010.

(b) Exhibits.

         (1)(a) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable and fixed annuity contracts. (1)

         (1)(b) Certificate of Resolution for AIG Life Insurance Company pursuant to the Board of Directors' meeting dated September 12, 1995, amending in its entirety the resolution previously passed by the Board of Directors on June 5, 1986, authorizing the establishment of separate accounts for the issuance and sale of variable life insurance contracts, as well as for variable and fixed annuity contracts. (6)

         (1)(c) AIG Life Insurance Company Unanimous Consent of the Board of Directors in Lieu of a Meeting dated December 7, 2009, changing the name of the Company from AIG Life Insurance Company to American General Life Insurance Company of Delaware, and resolving to amend all corporate documents as necessary and to execute and deliver all certificates, documents and instruments to carry out the resolutions.
                      (15)

         (2)          N/A

         (3)(a) Principal Underwriter's Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988. (1)

         (3)(b) Broker/Dealer Agreement between AIG Life Insurance Company and American International Fund Distributors dated August 1, 1988. (1)

         (3)(c) Selling Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and AIG Equity Sales Corporation dated October 1998. (1)

         (3)(d) Distribution Agreement between AIG Life Insurance Company, American International Life Assurance Company of New York, and Alliance Fund Distributors dated June 11, 1991. (1)

         (3)(e) Form of Buy Sell Agreement between AIG Life Insurance Company and Alliance Global Investor Services, Inc. dated February, 2002. (4)

         (3)(f) Amendment to and Assignment and Assumption of the Principal Underwriter's Agreement between AIG SunAmerica Capital Services, Inc. ("SACS") and AIG Life Insurance Company ("AIG Life"), and the Selling, General Agent, and Related Agreements among SACS, AIG Life, and various Broker Dealers. (17)

         (4)(a) Form of Group Variable Annuity Contract (11GVAN999) and Certificate (16GVAN999). (2)

         (4)(b) Form of Individual Variable Annuity Contract - Nonparticipating (11VAN0896). (13)

         (5)(a)       Contract Form of variable annuity application (14VAN897).
                      (1)

         (6)(a) By-Laws of American General Life Insurance Company of Delaware, restated as of December 7, 2009. (15)

         (6)(b) Certificate of Incorporation of AIG Life Insurance Company, dated December 6, 1991. (1)

         (6)(c) Restated Certificate of Incorporation of AIG Life Insurance Company dated December 6, 1991. (1)

         (6)(d) Certificate of Amendment of Certificate of Incorporation of AIG Life Insurance Company, dated December 3, 2001. (6)

         (6)(e) Restated Certificate of Incorporation of American General Life Insurance Company of Delaware, dated December 7, 2009. (15)

         (6)(f) Certificate of Change of Location of Registered Office and of Registered Agent, AIG Life Insurance Company, dated July 24, 2002. (3)

         (7) Reinsurance Agreement between AIG Life Insurance Company & AXA Corporate Solutions Life Reinsurance Company. (12)

         (8)(a) Administrative Agreement appointing Delaware Valley Financial Services, LLC by AIG Life Insurance Company and American International Life Assurance Company of New York, dated October 1, 1986. (1)

         (8)(b) Form of SEC Rule 22c-2 Information Sharing Agreement between Alliance Bernstein and AIG Life Insurance Company.
                      (12)

         (8)(c)(i) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company. (6)

         (8)(c)(ii) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated May 21, 1975. (6)

         (8)(c)(iii) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated September 23, 1975. (6)

         (8)(c)(iv) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company, dated December 30, 1998. (6)

         (8)(c)(v) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (6)

         (8)(c)(vi) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (3)

         (8)(c)(vii) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including AIG Life Insurance Company and American General Life Companies, LLC, effective May 1, 2004. (9)

         (8)(d) AIG Support Agreement between AIG Life Insurance Company and American International Group, Inc. (7)

         (8)(e) General Guarantee Agreement from National Union Fire Insurance Company of Pittsburgh, Pa. on behalf of AIG Life Insurance Company. (7)

         (8)(f) Notice of Termination of Guarantee as Published in the Wall Street Journal on November 24, 2006. (11)

         (9)(a)       Opinion of Counsel and Consent of Depositor. (5)

         (9)(b) Opinion and Consent of Saul Ewing LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa. (8)

         (9)(c) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to National Union Fire Insurance Company of Pittsburgh, Pa.
                      (8)

         (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers, LLP. (Filed herewith)

         (11)         Not Applicable

         (12)         Not Applicable

         (13)(a) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of National Union Fire Insurance Company of Pittsburgh, Pa. (10)

         (13)(b) Power of Attorney with respect to Registration Statements and Amendments thereto signed by John Quinlan Doyle, Director and President, and Neil Anthony Faulkner, Director, and David Neil Fields, Director, of National Union Fire Insurance Company of Pittsburgh, Pa. (13)

         (13)(c) Power of Attorney with respect to Registration Statements and Amendments thereto removing Neil Anthony Faulkner, Director, and adding Mark Timothy Willis, Director, of National Union Fire Insurance Company of Pittsburgh, Pa.
                      (14)

----------

(1) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on October 27, 1998.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-93709) of Variable Account I of AIG Life Insurance Company filed on December 28, 1999.

(3) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on April 28, 2004.

(4) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-36260) of Variable Account I of AIG Life Insurance Company filed on February 13, 2002.

(5) Incorporated by reference to Post-Effective Amendment No. 17 to Form N-4 Registration Statement (File No. 033-39171) of Variable Account I of AIG Life Insurance Company filed on April 30, 2002.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on February 17, 2003.

(7) Incorporated by reference to Post-Effective Amendment No. 14 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on August 12, 2005.

(8) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-102139) of Variable Account I of AIG Life Insurance Company filed on October 21, 2005.

(9) Incorporated by reference to Post-Effective Amendment No. 13 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 2, 2005.

(10) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-4 Registration Statement (File No. 333-102139) of Variable Account I of AIG Life Insurance Company filed on June 23, 2006.

(11) Incorporated by reference to Post-Effective Amendment No. 19 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on December 12, 2006.

(12) Incorporated by reference to Post-Effective Amendment No. 20 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on May 1, 2007.

(13) Incorporated by reference to Post-Effective Amendment No. 9 to Form N-6 Registration Statement (File No. 333-102139) of Variable Account I of AIG Life Insurance Company filed on May 1, 2007.

(14) Incorporated by reference to Post-Effective Amendment No. 21 to Form N-6 Registration Statement (File No. 333-34199) of Variable Account II of AIG Life Insurance Company filed on April 30, 2008.

(15) Incorporated by reference to Post-Effective Amendment No. 23 to Form N-6 Registration Statement (File No. 333-34199) of American General Life Insurance Company of Delaware Variable Account II filed on May 3, 2010.

(16) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-102139) of Variable Account I of AIG Life Insurance Company filed on May 1, 2009.

(17) Incorporate by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 102139) of Variable Account I of American General Life Insurance Company of Delaware filed on May 3, 2010.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH DEPOSITOR
 BUSINESS ADDRESS            AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
------------------           ---------------------------------------------------

Jay S. Wintrob               Director and Chairman of the Board of Directors
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Mary Jane B. Fortin          Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

David R. Armstrong           Director, President and Chief Executive Officer
3600 Route 66                - Benefit Solutions
Neptune, NJ 07754-1580

Robert M. Beuerlein          Director, Senior Vice President and Chief and
2727-A Allen Parkway         Appointed Actuary
Houston, TX 77019

Jeffrey H. Carlson           Director, Executive Vice President, Chief Service
2929 Allen Parkway           and Information Officer
Houston, TX 77019

Don W. Cummings              Director, Senior Vice President and Chief Financial
2727-A Allen Parkway         Officer
Houston, TX 77019

Kyle L. Jennings             Director, Executive Vice President, General Counsel
2929 Allen Parkway           and Secretary
Houston, TX 77019

Steven D. Anderson           Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Erik A. Baden                Senior Vice President-Strategic Marketing and
2929 Allen Parkway           Business Development
Houston, TX 77019

Wayne A. Barnard             Senior Vice President and Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

David W. Butterfield         Senior Vice President
3600 Route 66
Neptune, NJ 07754

Peter Delehanty              Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Brad Gabel                   Senior Vice President, Chief Underwriter
1200 N. Mayfair Road
Milwaukee, WI 53226

Donna F. Fahey               Senior Vice President
3600 Route 66
Neptune, NJ 07754-1580

John Gatesman                Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Glen D. Keller               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Frank A. Kophamel            Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Richard D. McFarland         Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Laura W. Milazzo             Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Larry Nisenson               Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Barry Pelletteri             Senior Vice President
3600 Route 66
Neptune, NJ 07754

John W. Penko                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Rodney E. Rishel             Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben           Senior Vice President
3051 Hollis Drive
Springfield, IL 62704

Durr Sexton                  Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Chris Ayers                  Vice President
2727-A Allen Parkway
Houston, TX 77019

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2929 Allen Parkway
Houston, TX 77019

Robert L. Beauchamp          Vice President
2727 Allen Parkway
Houston, TX 77019

Walter E. Bednarski          Vice President
3600 Route 66
Neptune, NJ 07754-1580

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

Timothy H. Bolden            Vice President and Chief Counsel - Litigation
2727-A Allen Parkway
Houston, TX 77019

David R. Brady               Vice President
599 Lexington Avenue
New York, NY 10022

Stephen J. Brenneman         Vice President
405 King Street
Wilmington, DE 19801

James B. Brown               Vice President
2727 Allen Parkway
Houston, TX 77019

Dan Chamberlain              Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark E. Childs               Vice President
2727-A Allen Parkway
Houston, TX 77019

Robert M. Cicchi             Vice President
2727-A Allen Parkway
Houston, TX 77019

Lawrence Cox                 Vice President
2929 Allen Parkway
Houston, TX 77019

Timothy M. Donovan           Vice President
2929 Allen Parkway
Houston, TX 77019

Jay Drucker                  Vice President
2929 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi          Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Marc Gamsin                  Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Frederick J. Garland, Jr.    Vice President
2727-A Allen Parkway
Houston, TX 77019

Maike George                 Vice President
2727-A Allen Parkway
Houston, TX 77019

Liza Glass                   Vice President
2727-A Allen Parkway
Houston, TX 77019

Leo W. Grace                 Vice President and Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Richard L. Gravette          Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Lori S. Guadagno             Vice President
599 Lexington Avenue
New York, NY 10022

Daniel J. Gutenberger        Vice President and Medical Director
1200 N. Mayfair Road
Milwaukee, WI 53226

Roger E. Hahn                Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

Joel H. Hammer               Vice President
599 Lexington Avenue
New York, NY 10022

D. Leigh Harrington          Vice President
2929 Allen Parkway
Houston, TX 77019

Michael Harrison             Vice President
2727 Allen Parkway
Houston, TX 77019

William Patrick Hayes        Chief Compliance Officer
Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311

Tim Heslin                   Vice President
2929 Allen Parkway
Houston, TX 77019

Keith C. Honig               Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Stephen Howard               Vice President
2727-A Allen Parkway
Houston, TX 77019

Donald E. Huffner            Vice President and Real Estate Investment Officer
599 Lexington Avenue
New York, NY 10022

S. Caitlin Irby              Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby               Vice President
2929 Allen Parkway
Houston, TX 77019

Karen M. Isaacs              Vice President
3600 Route 66
Neptune, NJ 07754

Wesley E. Jarvis             Vice President
3600 Route 66
Neptune, NJ 07754

Debra H. Kile                Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett         Vice President
2727-A Allen Parkway
Houston, TX 77019

Randy J. Marash              Vice President
3600 Route 66
Neptune, NJ 07754

W. Larry Mask                Vice President, Real Estate Investment Officer and
2929 Allen Parkway           Assistant Secretary
Houston, TX 77019

Melvin C. McFall             Vice President
2727-A Allen Parkway
Houston, TX 77019

Lochlan O. McNew             Vice President and Investment Officer
2929 Allen Parkway
Houston, TX 77019

Beverly A. Meyer             Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Candace A. Michael           Vice President
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy            Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Greg Outcalt                 Vice President
1 SunAmerica Center
1999 Avenue of the Stars
Los Angeles, CA 90067

Rembert R. Owen, Jr.         Vice President, Real Estate Investment Officer and
2929 Allen Parkway           Assistant Secretary
Houston, TX 77019

Cathy A. Percival            Vice President and Medical Director
2727-A Allen Parkway
Houston, TX 77019

Carin M. Phelan              Vice President
2929 Allen Parkway
Houston, TX 77019

Glenn H. Plotkin             Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

John R. Rafferty             Vice President
2727 Allen Parkway
Houston, TX 77019

Terri Robbins                Vice President
175 Water Street
New York, NY 10038

Debbie Runge                 Vice President, Human Resources
2727-A Allen Parkway
Houston, TX 77019

Carly Sanchez                Vice President and Chief Diversity Officer
2727-A Allen Parkway
Houston, TX 77019

Michael Sibley               Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Brian Smith                  Vice President, Finance
3600 Route 66
Neptune, NJ 07754

T. Clay Spires               Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Dale Stewart                 Vice President and General Auditor
2727-A Allen Parkway
Houston, TX 77019

Gregory R. Thornton          Vice President
3051 Hollis Drive
Springfield, IL 62704

Veronica Torralba            Vice President
2929 Allen Parkway
Houston, TX 77019

Richard P. Vegh              Vice President
3600 Route 66
Neptune, NJ 07754

Christian D. Weiss           Vice President
2727-A Allen Parkway
Houston, TX 77019

Jeffrey L. Winkelmann        Vice President
1200 N. Mayfair Road
Milwaukee, WI 53226

Lauren W. Jones              Chief Counsel - Business Lines and Assistant
2929 Allen Parkway           Secretary
Houston, TX 77019

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0001047469-10-001465, filed February 26, 2010. Exhibit 21 is incorporated herein by reference.

The Registrant is a separate account of American General Life Insurance Company of Delaware (Depositor).

CHANGE OF CONTROL OF AMERICAN INTERNATIONAL GROUP, INC.
-------------------------------------------------------

On March 4, 2009, American International Group, Inc. issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of American International Group, Inc.'s Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to American International Group, Inc. by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between American International Group, Inc. and the FRBNY. The Stock has preferential liquidation rights over American International Group, Inc. common stock, and, to the extent permitted by law, votes with American International Group Inc.'s common stock on all matters submitted to American International Group, Inc.'s shareholders. The Trust has approximately 79.8% of the aggregate voting power of American International Group Inc.'s common stock and is entitled to approximately 79.8% of all dividends paid on American International Group, Inc.'s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates. American General Life Insurance Company of Delaware is not a guarantor of the Credit Facility obligations and it has not pledged any assets to secure those obligations.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of September 30, 2010, the number of AllianceBernstein Ovation contracts funded by Variable Account I was 6,343 of which 2,066 were qualified contracts and 4,277 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgment in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or (3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or (4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard or conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by the company's By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of the company's By-Laws.

ITEM 29. PRINCIPAL UNDERWRITER

(a) Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for the following investment companies:

AMERICAN GENERAL LIFE INSURANCE COMPANY
Separate Account A
Separate Account D
Separate Account VA-1
Separate Account VA-2
Separate Account VL-R
Separate Account VUL
Separate Account VUL-2

AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
Variable Account II

AMERICAN INTERNATIONAL LIFE ASSURANCE COMPANY OF NEW YORK
Variable Account A
Variable Account B

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
Separate Account USL VA-R
Separate Account USL VL-R

(b) The following information is provided for each director and officer of the principal underwriter:

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS            AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------           --------------------------------------------

Mary Jane B. Fortin          Director
2929 Allen Parkway
Houston, TX 77019

John Gatesman                Director, President and Chief Executive Officer
2929 Allen Parkway
Houston, TX 77019

Peter Delehanty              Director and Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Executive Vice President, General Counsel and
2929 Allen Parkway           Secretary
Houston, TX 77019

Larry Blews                  Vice President and Chief Compliance Officer
2727-A Allen Parkway
Houston, TX 77019

NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH UNDERWRITER
 BUSINESS ADDRESS            AMERICAN GENERAL EQUITY SERVICES CORPORATION
------------------           --------------------------------------------

Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President and Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Becky Strom                  Chief Privacy Officer and Anti-Money Laundering
2727-A Allen Parkway         Compliance Officer
Houston, TX 77019

Rhonda Washington            Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Ann Wohn                     Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Barbara J. Moore             Assistant Tax Officer
2727-A Allen Parkway
Houston, TX 77019

(c)  Compensation From the Registrant.
     ---------------------------------

Name of Principal     Net Underwriting  Compensation   Brokerage    Compensation
Underwriter           Discounts and     on Redemption  Commissions
                      Commissions

American General             0                0             0            0
Equity Services
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by
Section 31(a) of the Investment Company Act of 1940 and its rules are maintained by Depositor at 2929 Allen Parkway, Houston, Texas 77019 or its record keeper, Delaware Valley Financial Services, P.O. Box 3031, Berwyn, PA 19312-0031, which provides certain servicing for the Depositor.

ITEM 31. MANAGEMENT SERVICES Not Applicable.

ITEM 32. UNDERTAKINGS

(a)    Undertakings of the Registrant

The Registrant undertakes: A) to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted; B) to include either (1) as part of any application to purchase a Contract offered by a prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free number or a post card or similar written communication affixed to or included in the applicable prospectus that the applicant can use to send for a Statement of Additional Information; C) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(b)    Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union Guarantee Period"), filed as an exhibit to this Registration Statement (the "National Union Guarantee"), the Depositor hereby undertakes to provide notice to contract owners covered by the National Union Guarantee promptly after the happening of significant events related to the National Union Guarantee.

These significant events include: (i) termination of the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; (ii) a default under the National Union Guarantee that has a material adverse effect on the contract owner's rights under the National Union Guarantee; or (iii) the insolvency of National Union Fire Insurance Company of Pittsburgh, Pa. ("National Union").

Depositor hereby undertakes during the National Union Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of National Union in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of National Union regarding such financial statements.

During the National Union Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain the annual audited statutory financial statements of National Union, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern time (the "Point of Termination"), the National Union Guarantee was terminated for prospectively issued Contracts. The National Union Guarantee will not cover any Contracts with a date of issue later than the Point of Termination. The National Union Guarantee will continue to cover Contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such Contracts are satisfied in full.

REPRESENTATION REGARDING THE REASONABLENESS OF AGGREGATE FEES AND CHARGES DEDUCTED UNDER THE CONTRACTS PURSUANT TO SECTION 26(E)(2)(A) OF THE INVESTMENT COMPANY ACT OF 1940

American General Life Insurance Company of Delaware represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American General Life Insurance Company of Delaware.

                               POWERS OF ATTORNEY

     Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Don W. Cummings and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Variable Account I of American General Life Insurance Company of Delaware (f/k/a AIG Life Insurance Company), certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 8th day of November, 2010.

                                     VARIABLE ACCOUNT I OF AMERICAN GENERAL LIFE
                                     INSURANCE COMPANY OF DELAWARE
                                     (Registrant)

                                BY: AMERICAN GENERAL LIFE INSURANCE COMPANY OF DELAWARE
                                     (On behalf of the Registrant and itself)


                                BY:  ROBERT F. HERBERT, JR.
                                     -------------------------------------------
                                     ROBERT F. HERBERT, JR.
                                     SENIOR VICE PRESIDENT,
                                       TREASURER AND CONTROLLER

                                    AGLD - 1

     As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                    Title                          Date
-------------------------    ---------------------------    --------------------


JAY S. WINTROB               Director and Chairman          November 8, 2010
-------------------------    of the Board of Directors
JAY S. WINTROB


MARY JANE B. FORTIN          Director, President and        November 8, 2010
-------------------------    Chief Executive Officer
MARY JANE B. FORTIN


DON W. CUMMINGS              Director, Senior               November 8, 2010
-------------------------    Vice President and
DON W. CUMMINGS              Chief Financial Officer


KYLE L. JENNINGS             Director                       November 8, 2010
-------------------------
KYLE L. JENNINGS


DAVID R. ARMSTRONG           Director                       November 8, 2010
-------------------------
DAVID R. ARMSTRONG


ROBERT M. BEUERLEIN          Director                       November 8, 2010
-------------------------
ROBERT M. BEUERLEIN


JEFFREY H. CARLSON           Director                       November 8, 2010
-------------------------
JEFFREY H. CARLSON

                                    AGLD - 2

                                                                      333-102139
                                                                       811-05301

                                   SIGNATURES

     National Union Fire Insurance Company of Pittsburgh, Pa. has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 8th day of November, 2010.

                                                   NATIONAL UNION FIRE INSURANCE
                                                   COMPANY OF PITTSBURGH, PA.


                                              BY:  ROBERT S. SCHIMEK
                                                   -----------------------------
                                                   ROBERT S. SCHIMEK
                                                   CHIEF FINANCIAL OFFICER
                                                   AND SENIOR VICE PRESIDENT

     This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                    Title                          Date
-------------------------    ---------------------------    --------------------


*KRISTIAN P. MOOR            Director and Chairman          November 8, 2010
-------------------------
 KRISTIAN P. MOOR


*JOHN Q. DOYLE               Director, President and        November 8, 2010
-------------------------    Chief Executive Officer
 JOHN Q. DOYLE


*ROBERT S. SCHIMEK           Director,                      November 8, 2010
-------------------------    Chief Financial Officer
 ROBERT S. SCHIMEK           and Senior Vice President



-------------------------    Director                       November __, 2010
JAMES BRACKEN

*DAVID NEIL FIELDS           Director                       November 8, 2010
-------------------------
 DAVID NEIL FIELDS

*DAVID L. HERZOG             Director                       November 8, 2010
-------------------------
 DAVID L. HERZOG


*ROBERT E. LEWIS             Director                       November 8, 2010
-------------------------
 ROBERT E. LEWIS



-------------------------    Director                       November __, 2010
MONIKA MARIA MACHON


-------------------------    Director                       November __, 2010
RALPH W. MUCERINO

*NICHOLAS C. WALSH           Director                       November 8, 2010
------------------
 NICHOLAS C. WALSH

*MARK TIMOTHY WILLIS         Director                       November 8, 2010
--------------------
 MARK TIMOTHY WILLIS


*  BY: ROBERT S. SCHIMEK
       -----------------------------------
       ROBERT S. SCHIMEK
       ATTORNEY-IN-FACT
       (Exhibit (13) to the Registration Statement)

                                  EXHIBIT INDEX

ITEM 24. EXHIBITS

         (10) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

                                       E-1